AMG River Road Long-Short Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Long Positions - 100.5%
Common Stocks - 88.1%
Communication Services - 21.1%
Alphabet, Inc., Class C*,1	184	$272,865
Comcast Corp., Class A1	13,474	576,687
GCI Liberty, Inc., Class A*,1	9,732	762,892
Liberty Media Corp.-Liberty SiriusXM, Class C*,1	10,156	355,358
Liberty Media Corp-Liberty Braves*	23,113	431,057
Madison Square Garden Entertainment Corp.*	4,420	313,201
Madison Square Garden Sports Corp.*	1,364	209,633
Nintendo Co., Ltd., ADR (Japan)[1]	7,060	388,371
Quebecor, Inc., Class B (Canada)	16,799	383,275

Total Communication Services		3,693,339
Consumer Discretionary - 12.5%
Booking Holdings, Inc.*	168	279,238
Cie Financiere Richemont, S.A., ADR (Switzerland)	68,439	420,215
Dollar Tree, Inc.*,1	3,877	361,918
Extended Stay America, Inc.	24,914	284,269
LKQ Corp.*	13,526	381,298
Starbucks Corp.[1]	6,022	460,864

Total Consumer Discretionary		2,187,802
Consumer Staples - 3.4%
Hostess Brands, Inc.*,1	27,201	344,909
Molson Coors Beverage Co., Class B1	6,525	244,818

Total Consumer Staples		589,727
Energy - 1.6%
Marathon Petroleum Corp.	7,531	287,684
Financials - 19.0%
American Express Co.	4,100	382,612
Berkshire Hathaway, Inc., Class B*,1	4,725	925,060
Brookfield Asset Management, Inc., Class A (Canada)	8,743	282,661
Fidelity National Financial, Inc.[1]	11,323	366,412
Lazard, Ltd., Class A	8,506	249,396
The Progressive Corp.	8,938	807,459
U.S. Bancorp[1]	8,652	318,740

Total Financials		3,332,340
Health Care - 10.2%
Anthem, Inc.[1]	1,377	377,023
Bristol-Myers Squibb Co.	6,150	360,759
Centene Corp.*	5,329	347,717
McKesson Corp.	2,188	328,550
	Shares	Value

UnitedHealth Group, Inc.	1,240	$375,447

Total Health Care		1,789,496
Industrials - 14.3%
3M Co.[1]	1,640	246,771
Armstrong World Industries, Inc.	5,029	358,266
Carlisle Cos., Inc.	3,820	454,885
Comfort Systems USA, Inc.	3,844	191,085
General Dynamics Corp.	2,450	359,513
Huntington Ingalls Industries, Inc.	2,891	502,196
UniFirst Corp.	2,069	385,827

Total Industrials		2,498,543
Materials - 2.1%
Sandstorm Gold, Ltd. (Canada)*	37,551	361,241
Utilities - 3.9%
Atlantica Sustainable Infrastructure PLC (United Kingdom)	10,815	324,125
NextEra Energy, Inc.[1]	1,264	354,805

Total Utilities		678,930

Total Common Stocks (Cost $14,207,990)		15,419,102
Short-Term Investments - 12.4%
Other Investment Companies - 12.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%[2]	716,369	716,369
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[2]	716,370	716,370
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.11%[2]	738,078	738,078

Total Short-Term Investments (Cost $2,170,817)		2,170,817
Total Investments - 100.5% (Cost $16,378,807)		17,589,919
Short Sales - (29.8%)[3]
Common Stocks - (29.8%)
Communication Services - (1.7%)
CenturyLink, Inc.	(21,346)	(205,989)
ViacomCBS, Inc., Class B	(3,566)	(92,965)

Total Communication Services		(298,954)
Consumer Discretionary - (8.1%)
Abercrombie & Fitch Co., Class A	(6,593)	(63,491)
Cedar Fair LP, (MLP)	(3,431)	(81,795)
Children's Place, Inc. (The)	(1,778)	(43,401)
Cooper Tire & Rubber Co.	(7,204)	(223,756)
Darden Restaurants, Inc.	(1,660)	(125,994)

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Consumer Discretionary - (8.1%) (continued)
Dick's Sporting Goods, Inc.	(3,669)	$(167,380)
Foot Locker, Inc.	(2,540)	(74,651)
Ford Motor Co.	(36,064)	(238,383)
La-Z-Boy, Inc.	(3,176)	(90,389)
Leggett & Platt, Inc.	(2,347)	(94,091)
Planet Fitness, Inc., Class A *	(2,972)	(155,138)
Regis Corp. *	(6,869)	(52,754)

Total Consumer Discretionary		(1,411,223)
Energy - (0.5%)
Schlumberger, Ltd.	(4,622)	(83,843)
Financials - (2.9%)
BOK Financial Corp.	(5,231)	(291,367)
Mercury General Corp.	(5,075)	(217,768)

Total Financials		(509,135)
Health Care - (0.8%)
Prestige Consumer Healthcare, Inc. *	(3,637)	(135,260)
Industrials - (8.2%)
AAON, Inc.	(1,904)	(112,812)
ACCO Brands Corp.	(11,954)	(77,940)
Caterpillar, Inc.	(1,996)	(265,228)
Deluxe Corp.	(3,250)	(91,748)
Encore Wire Corp.	(1,943)	(97,519)
Heartland Express, Inc.	(8,569)	(173,822)
	Shares	Value

The Middleby Corp. *	(800)	$(66,448)
Snap-On, Inc.	(636)	(92,773)
Textron, Inc.	(1,975)	(69,007)
Union Pacific Corp.	(1,302)	(225,702)
United Rentals, Inc. *	(1,094)	(169,975)

Total Industrials		(1,442,974)
Information Technology - (2.4%)
Belden, Inc.	(2,536)	(80,138)
HP, Inc.	(4,238)	(74,504)
International Business Machines Corp.	(2,096)	(257,682)

Total Information Technology		(412,324)
Materials - (2.4%)
ArcelorMittal, S.A. (Luxembourg)*	(6,824)	(74,859)
Berry Global Group, Inc. *	(3,387)	(169,316)
Rio Tinto PLC, Sponsored ADR (United Kingdom)	(2,897)	(176,833)

Total Materials		(421,008)
Real Estate - (2.8%)
Omega Healthcare Investors, Inc., REIT	(3,883)	(125,732)
PotlatchDeltic Corp., REIT	(4,606)	(197,183)
Rayonier, Inc., REIT	(6,362)	(176,736)

Total Real Estate		(499,651)

Total Common Stocks (Proceeds $(5,111,125))		(5,214,372)
Other Assets, less Liabilities - 29.3%		5,118,761
Net Assets - 100.0%		$17,494,308

*	Non-income producing security.
[1]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. As of July 31, 2020, value of securities held in the segregated account was $1,564,535.
[2]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[3]	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are outstanding in short position.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Value
Investments in Securities
Assets
Common Stocks†	$15,419,102	—	—	$15,419,102
Short-Term Investments
Other Investment Companies	2,170,817	—	—	2,170,817
Total Assets	17,589,919	—	—	17,589,919
Liabilities
Common Stocks†	(5,214,372)	—	—	(5,214,372)
Net Investments in Securities	$12,375,547	—	—	$12,375,547

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.